Restructuring	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring
2016 Restructuring
During the fourth quarter of 2016, we initiated series of targeted actions to support faster sales momentum and improve efficiency and accountability. The objective with these actions is to ensure that we grow sustainably and consistently in the coming years. Measures include simplifying our geographic presence with site reductions, focusing resources to shared service centers, and streamlining selected organizational structures. We expect to complete the program in 2017 at a total cost of approximately $90.0 million, of which $79.1 million was incurred in 2016 and approximately $10.0 million is expected to be incurred in 2017 primarily related to personnel and facility costs.
The table below shows how the costs related to the restructuring program were recorded.

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Asset Impairments & Disposals	Total
Cost of sales	$1,222	$205	$43	$10,490	$11,960
Research and development	4,176	1,798	14	20,370	26,358
Sales and marketing	12,753	4,335	6,797	1,046	24,931
General and administrative, integration and other	1,069	827	1,461	1,547	4,904
Other expense, net	—	—	—	10,946	10,946
Total	$19,220	$7,165	$8,315	$44,399	$79,099

Personnel and related expense includes a $2.0 million reduction in costs as a result of forfeitures of share-based compensation in connection with terminations. We incurred consulting costs of $7.5 million, included in Contract and Other Costs, related to third party consulting costs associated with the development of the restructuring plan. Asset Impairments and Disposals include $21.4 million for intangible asset impairments, $10.9 million for fixed asset abandonments, and $1.1 million primarily in connection with the write-off of prepaid contract costs. The total $10.9 million of expense included in other expense, net in the accompanying consolidated statements of income is composed of $8.3 million associated with an impairment of an equity method investment and a disposal of goodwill of $2.6 million.
The following table summarizes the cash components of the restructuring activity.

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Costs incurred in 2016	$21,252	$7,165	$8,315	$36,732
Payments	(2,742)	(601)	(2,391)	(5,734)
Facility deferred rent reclassified to restructuring liability	—	1,326	—	1,326
Foreign currency translation adjustment	(30)	(8)	19	(19)
Liability at December 31, 2016	$18,480	$7,882	$5,943	$32,305

At December 31, 2016, $27.6 million of the liability is included in accrued and other current liabilities and $4.7 million is included in other long-term liabilities in the accompanying consolidated balance sheet.
2014 Restructuring
During the fourth quarter of 2014, we recorded pretax charges of $37.1 million in restructuring charges in connection with the acquisition of Enzymatics discussed in Note 5 and from the implementation of headcount reductions and facility consolidations to further streamline operations and various measures as part of a commitment to continuous improvement and related to QIAGEN's strategic focus on its five growth drivers. Of these charges, $26.4 million is recorded in cost of sales, $2.4 million is recorded in sales and marketing, and $8.3 million is recorded in general, administrative, integration and other. The pretax charge consists of $6.4 million for workforce reductions, $19.6 million for fixed asset abandonment charges, $8.7 million for intangible asset abandonment charges in line with strategic initiatives to keep our activities technologically and competitively current. Additionally, we incurred contract termination and consulting costs of $2.4 million. No additional costs were incurred in 2015 or 2016 related to this program.
The following table summarizes the components of the 2014 restructuring costs. At December 31, 2016, no further amounts were payable under this restructuring program. At December 31, 2015, a restructuring accrual of $4.1 million was included in accrued and other current liabilities.

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Balance at December 31, 2014	$6,341	$7,627	$652	$14,620
Payments	(4,789)	(4,199)	(418)	(9,406)
Release of excess accrual	(453)	—	(20)	(473)
Foreign currency translation adjustment	(630)	—	—	(630)
Balance at December 31, 2015	$469	$3,428	$214	$4,111
Payments	(143)	(3,428)	(214)	(3,785)
Release of excess accrual	(325)	—	—	(325)
Foreign currency translation adjustment	(1)	—	—	(1)
Balance at December 31, 2016	$—	$—	$—	$—

2011 Restructuring
Late in 2011, we began a project to enhance productivity by streamlining the organization and reallocating resources to strategic initiatives. This project eliminated organizational layers and overlapping structures. The last group of initiatives included actions to focus research and development activities on higher-growth areas in all customer classes, concentrate operations at fewer sites, and realign sales and regional marketing teams in the U.S. and Europe to better address customer needs in a more streamlined manner across the continuum from basic research to translational medicine and clinical diagnostics.
The following table summarizes the cash components of the restructuring costs.

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Balance at December 31, 2013	$9,782	$313	$511	$10,606
Payments	(8,071)	(313)	(511)	(8,895)
Release of excess accrual	(775)	—	—	(775)
Foreign currency translation adjustment	(210)	—	—	(210)
Balance at December 31, 2014	$726	$—	$—	$726
Payments	(381)	—	—	(381)
Release of excess accrual	(340)	—	—	(340)
Foreign currency translation adjustment	(5)	—	—	(5)
Balance at December 31, 2015	$—	$—	$—	$—